Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

The Company is subject to proceedings incidental to its business. The Company records accruals for claims, suits, investigations, and proceedings when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews these contingencies regularly and records or adjusts accruals related to such matters to reflect the impact and status of any settlements, rulings, advice of counsel or other information pertinent to a particular matter. Gain contingencies are not recognized. Legal costs associated with contingencies are expensed as incurred. Since these matters are inherently unpredictable, assessing contingencies is highly subjective and requires judgments about future events.

During 2020, the Company was in state court litigation in California with the former co-founders and former Chief Executive Officer and former Chief Medical Officer. Notwithstanding the Company’s stance, the litigation was settled in court in November 2020. In December 2020, the Company accrued $1.2 million for the legal settlement which was paid in June 2021. As of December 31, 2021, all elements and payments associated with the settlement were completed.

As of December 31, 2021, the Company had no material contingent losses recorded.

Please refer to Note 7 for details surrounding lease commitments and Note 16 for information regarding the contingent obligation regarding the Earn-Out shares.